Property, Plant and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capitalized interest	$ 100,000	$ 0
AROs included in other liabilities for specific assets	0		500,000
Accretion expense, included in depreciation expense	100,000	100,000
Insurance proceeds from involuntary conversion of property, plant and equipment	560,000	0
Gain (loss) on involuntary conversion of property, plant and equipment	100,000
AlaTenn system [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 26,600,000	$ 26,100,000